Events After The Balance Sheet Date - Additional Information (Detail) - 3 months ended Dec. 31, 2019 € / shares in Units, € in Millions	EUR (€) € / shares	£ / shares
Disclosure of Non-adjusting Events after Reporting Period [Line Items]
Dividend declared | €	€ 1,073
Major Ordinary Share Transactions [member] | Unilever N.V. [member]
Disclosure of Non-adjusting Events after Reporting Period [Line Items]
Dividend payables per share | € / shares	€ 0.4104
Major Ordinary Share Transactions [member] | Unilever PLC [member]
Disclosure of Non-adjusting Events after Reporting Period [Line Items]
Dividend payables per share | £ / shares		£ 0.3472